Goodwill - Summary of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [Line Items]
Balance at beginning of year	$ 14,485
Balance at end of year	15,042	$ 14,485
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Balance at beginning of year	17,165	18,633
Acquisitions	125	65
Transfer to assets held for sale		(1,053)
Translation and other, net	529	(480)
Balance at end of year	17,819	17,165
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Balance at beginning of year	(2,680)	(2,755)
Translation	(97)	75
Balance at end of year	$ (2,777)	$ (2,680)